Operating leases right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Component of Lease Cost
The components of lease cost are as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Amortization of right-of-use assets	$95	$188	$185	$323
Interest	6	21	14	44
Total lease cost	$101	$209	$199	$367

Maturities of Lease Liabilities
The maturities of lease liabilities as at June 30, 2025 are as follows:

The remainder of 2025	$336
2026	595
2027	608
2028	551
2029	487
Thereafter	293
Total undiscounted cash flows	2,870
Less: imputed interest	905
Present value of operating lease liabilities	1,965
Less: current portion	633
Long-term operating lease liabilities	$1,332